                     SUPPLEMENT DATED FEBRUARY 28, 2017 TO

                       PROSPECTUS DATED MAY 1, 2016 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement provides updates of information on the following topics:
(i) the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc. and (ii) notice that the Asset Allocation Models available under your contract will be updated effective April 21, 2017.

I. Dissolution, Liquidation and Termination of the State Street Core Value Equity V.I.S. Fund of the State Street Variable Insurance Series Funds, Inc.

The Board of Directors (the "Board") of State Street Variable Insurance Series Funds, Inc. approved the dissolution, liquidation and termination of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"). It is anticipated that the Portfolio will be liquidated on or about April 28, 2017. The Portfolio is available as an investment option under your variable annuity contract.

In accordance with the Board's decision to terminate operations, the Portfolio will be liquidated effective at the close of trading on the New York Stock Exchange (the "NYSE") on or about April 28, 2017 (the "Liquidation Date"). Assets held by the Separate Account that are invested in the Portfolio will be transferred at the close of trading on the NYSE on the Liquidation Date to the Goldman Sachs Variable Insurance Trust -- Goldman Sachs Government Money Market Fund.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to the Liquidation Date will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

19773 SUPPD 2/28/17

Subaccounts

                                                                                    Adviser (and Sub-Adviser(s),
                         Subaccount                         Investment Objective           as applicable)
                         --------------------------------------------------------------------------------------------
AB VARIABLE PRODUCTS     AB Balanced Wealth Strategy        Seeks to achieve     AllianceBernstein, L.P.
SERIES FUND, INC.        Portfolio -- Class B               the highest total
                                                            return consistent
                                                            with the Adviser's
                                                            determination of
                                                            reasonable risk.
                         --------------------------------------------------------------------------------------------
                         AB Global Thematic Growth          Long-term growth of  AllianceBernstein, L.P.
                         Portfolio -- Class B               capital.
                         --------------------------------------------------------------------------------------------
                         AB Growth and Income               Long-term growth of  AllianceBernstein, L.P.
                         Portfolio -- Class B               capital.
                         --------------------------------------------------------------------------------------------
                         AB International Value             Long-term growth of  AllianceBernstein, L.P.
                         Portfolio -- Class B               capital.
                         --------------------------------------------------------------------------------------------
                         AB Large Cap Growth                Long-term growth of  AllianceBernstein, L.P.
                         Portfolio -- Class B               capital.
                         --------------------------------------------------------------------------------------------
                         AB Small Cap Growth Portfolio --   Long-term growth of  AllianceBernstein, L.P.
                         Class B                            capital.
                         --------------------------------------------------------------------------------------------
AIM VARIABLE             Invesco V.I. American Franchise    To seek capital      Invesco Advisers, Inc.
INSURANCE FUNDS          Fund -- Series I shares            growth.
(INVESCO VARIABLE
INSURANCE FUNDS)
                         --------------------------------------------------------------------------------------------
                         Invesco V.I. Comstock Fund --      Seeks capital        Invesco Advisers, Inc.
                         Class II shares                    growth and income
                                                            through investments
                                                            in equity
                                                            securities,
                                                            including common
                                                            stocks, preferred
                                                            stocks and
                                                            securities
                                                            convertible into
                                                            common and
                                                            preferred stocks.
                         --------------------------------------------------------------------------------------------
                         Invesco V.I. Core Equity Fund --   Long-term growth of  Invesco Advisers, Inc.
                         Series I shares                    capital.
                         --------------------------------------------------------------------------------------------
                         Invesco V.I. Equity and Income     Seeks both capital   Invesco Advisers, Inc.
                         Fund -- Class II shares            appreciation and
                                                            current income.
                         --------------------------------------------------------------------------------------------
                         Invesco V.I. International Growth  Long-term growth of  Invesco Advisers, Inc.
                         Fund -- Series II shares           capital.
                         --------------------------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --    Pursues long-term    American Century Investment
VARIABLE PORTFOLIOS II,  Class II                           total return using   Management, Inc.
INC.                                                        a strategy that
                                                            seeks to protect
                                                            against U.S.
                                                            inflation.
                         --------------------------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.         Seeks capital        BlackRock Advisors, LLC
SERIES FUNDS, INC.       Fund -- Class III Shares           appreciation, and
                                                            secondarily, income.
                         --------------------------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.   Seeks high total     BlackRock Advisors, LLC
                         Fund -- Class III Shares           investment return.
                         --------------------------------------------------------------------------------------------
                         BlackRock Value Opportunities      Seeks long-term      BlackRock Advisors, LLC
                         V.I. Fund -- Class III Shares      capital growth.
                         --------------------------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Variable Portfolio --     The fund seeks to    Columbia Management Investment
VARIABLE SERIES          Select International Equity        provide              Advisers, LLC (subadvised by
TRUST II                 Fund -- Class 2                    shareholders with    Threadneedle International Limited)
                                                            capital
                                                            appreciation.
                         --------------------------------------------------------------------------------------------
                         Variable Portfolio -- Loomis       The fund seeks       Columbia Management Investment
                         Sayles Growth Fund -- Class 1      long-term growth of  Advisers, LLC (subadvised by
                                                            capital.             Loomis, Sayles & Company, L.P.)
                         --------------------------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund       To provide a high    Eaton Vance Management
VARIABLE TRUST                                              level of current
                                                            income.
                         --------------------------------------------------------------------------------------------
FEDERATED INSURANCE      Federated High Income Bond         Seeks high current   Federated Investment Management
SERIES                   Fund II -- Service Shares          income.              Company
                         --------------------------------------------------------------------------------------------

                                                                                 Adviser (and Sub-Adviser(s),
                      Subaccount                         Investment Objective           as applicable)
                      --------------------------------------------------------------------------------------------
                      Federated Kaufmann Fund II --      Seeks capital        Federated Equity Management
                      Service Shares                     appreciation.        Company of Pennsylvania
                                                                              (subadvised by Federated Global
                                                                              Investment Management Corp.)
                      --------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP Balanced Portfolio --          Seeks income and     Fidelity Management & Research
INSURANCE PRODUCTS    Service Class 2                    capital growth       Company (FMR) (subadvised by
FUND                                                     consistent with      Fidelity Investments Money
                                                         reasonable risk.     Management, Inc. (FIMM), FMR
                                                                              Co., Inc. (FMRC), Fidelity Research
                                                                              & Analysis Company (FRAC),
                                                                              Fidelity Management & Research
                                                                              (U.K.) Inc. (FMR U.K.), Fidelity
                                                                              International Investment Advisors
                                                                              (FIIA), Fidelity International
                                                                              Investment Advisors (U.K.) Limited
                                                                              (FIIA(U.K.)L), and Fidelity
                                                                              Investments Japan Limited (FIJ))
                      --------------------------------------------------------------------------------------------
                      VIP Contrafund(R) Portfolio --     Seeks long-term      FMR (subadvised by FMRC, FRAC,
                      Service Class 2                    capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         appreciation.        FIJ)
                      --------------------------------------------------------------------------------------------
                      VIP Dynamic Capital                Seeks capital        FMR (subadvised by FMRC, FRAC,
                      Appreciation Portfolio --          appreciation.        FMR U.K., FIIA, FIIA(U.K.)L, and
                      Service Class 2                                         FIJ)
                      --------------------------------------------------------------------------------------------
                      VIP Equity-Income Portfolio --     Seeks reasonable     FMR (subadvised by FMRC, FRAC,
                      Service Class 2                    income. The fund     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         will also consider   FIJ)
                                                         the potential for
                                                         capital
                                                         appreciation. The
                                                         fund's goal is to
                                                         achieve a yield
                                                         which exceeds the
                                                         composite yield on
                                                         the securities
                                                         comprising the S&P
                                                         500(R) Index.
                      --------------------------------------------------------------------------------------------
                      VIP Growth Portfolio --            Seeks to achieve     FMR (subadvised by FMRC, FRAC,
                      Service Class 2                    capital              FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         appreciation.        FIJ)
                      --------------------------------------------------------------------------------------------
                      VIP Growth & Income                Seeks high total     FMR (subadvised by FMRC, FRAC,
                      Portfolio -- Service Class 2       return through a     FMR U.K., FIIA, FIIA(U.K.)L, and
                                                         combination of       FIJ)
                                                         current income and
                                                         capital
                                                         appreciation.
                      --------------------------------------------------------------------------------------------
                      VIP Growth Opportunities           The fund seeks to    FMR (subadvised by FMRC, FMR
                      Portfolio -- Service Class 2       provide capital      U.K., Fidelity Management &
                                                         growth.              Research (Hong Kong) Limited
                                                                              (FMR H.K.), and Fidelity
                                                                              Management & Research (Japan)
                                                                              Inc. (FMR Japan)
                      --------------------------------------------------------------------------------------------
                      VIP Investment Grade Bond          Seeks as high a      FMR (subadvised by FIMM, FRAC,
                      Portfolio -- Service Class 2       level of current     FIIA and FIIA(U.K.)L)
                                                         income as is
                                                         consistent with the
                                                         preservation of
                                                         capital.
                      --------------------------------------------------------------------------------------------
                      VIP Mid Cap Portfolio --           Seeks long-term      FMR (subadvised by FMRC, FRAC,
                      Service Class 2                    growth of capital.   FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
                      --------------------------------------------------------------------------------------------
                      VIP Value Strategies Portfolio --  Seeks capital        FMR (subadvised by FMRC, FRAC,
                      Service Class 2                    appreciation.        FMR U.K., FIIA, FIIA(U.K.)L, and
                                                                              FIJ)
                      --------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON    Franklin Mutual Shares VIP         Seeks capital        Franklin Mutual Advisers, LLC
VARIABLE INSURANCE    Fund -- Class 2 Shares             appreciation, with
PRODUCTS TRUST                                           income as a
                                                         secondary goal. The
                                                         fund normally
                                                         invests primarily
                                                         in U.S. and foreign
                                                         equity securities
                                                         that the manager
                                                         believes are
                                                         undervalued.
                      --------------------------------------------------------------------------------------------

                                                                                Adviser (and Sub-Adviser(s),
                      Subaccount                         Investment Objective          as applicable)
                      ------------------------------------------------------------------------------------------
                      Templeton Growth VIP Fund --       Seeks long-term      Templeton Global Advisors Limited
                      Class 2 Shares                     capital growth.
                                                         Under normal market
                                                         conditions, the
                                                         fund invests
                                                         primarily in equity
                                                         securities of
                                                         companies located
                                                         anywhere in the
                                                         world, including
                                                         developing markets.
                      ------------------------------------------------------------------------------------------
GOLDMAN SACHS         Goldman Sachs Government           Maximize current     Goldman Sachs Asset Management,
VARIABLE INSURANCE    Money Market Fund --               income to the        L.P.
TRUST                 Service Shares/1/                  extent consistent
                                                         with the
                                                         preservation of
                                                         capital and the
                                                         maintenance of
                                                         liquidity by
                                                         investing
                                                         exclusively in high
                                                         quality money
                                                         market instruments.
                      ------------------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --              Seeks long-term      Janus Capital Management LLC
                      Service Shares                     capital growth,
                                                         consistent with
                                                         preservation of
                                                         capital and
                                                         balanced by current
                                                         income.
                      ------------------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares  A non-diversified    Janus Capital Management LLC
                                                         portfolio/2/ that
                                                         seeks long-term
                                                         growth of capital.
                      ------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Total Return Series --      The fund's           Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares               investment           Company
                                                         objective is to
                                                         seek total return.
                      ------------------------------------------------------------------------------------------
                      MFS(R) Utilities Series --         The fund's           Massachusetts Financial Services
                      Service Class Shares               investment           Company
                                                         objective is to
                                                         seek total return.
                      ------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Massachusetts Investors     The fund's           Massachusetts Financial Services
INSURANCE TRUST II    Growth Stock Portfolio --          investment           Company
                      Service Class Shares               objective is to
                                                         seek capital
                                                         appreciation.
                      ------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Capital                The Fund seeks       OFI Global Asset Management, Inc.
ACCOUNT FUNDS         Appreciation Fund/VA --            capital              (subadvised by OppenheimerFunds,
                      Service Shares                     appreciation.        Inc.)
                      ------------------------------------------------------------------------------------------
                      Oppenheimer Conservative           The Fund seeks       OFI Global Asset Management, Inc.
                      Balanced Fund/VA --                total return.        (subadvised by OppenheimerFunds,
                      Service Shares                                          Inc.)
                      ------------------------------------------------------------------------------------------
                      Oppenheimer Global Fund/VA --      The Fund seeks       OFI Global Asset Management, Inc.
                      Service Shares                     capital              (subadvised by OppenheimerFunds,
                                                         appreciation.        Inc.)
                      ------------------------------------------------------------------------------------------
                      Oppenheimer Main Street            The Fund seeks       OFI Global Asset Management, Inc.
                      Fund/VA -- Service Shares          capital              (subadvised by OppenheimerFunds,
                                                         appreciation.        Inc.)
                      ------------------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      The Fund seeks       OFI Global Asset Management, Inc.
                      Cap Fund(R)/VA -- Service Shares   capital appreciation (subadvised by OppenheimerFunds,
                                                                              Inc.)
                      ------------------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor     Seeks maximum real   Pacific Investment Management
INSURANCE TRUST       Class Shares                       return, consistent   Company LLC/Research Affiliates,
                                                         with preservation    LLC
                                                         of real capital and
                                                         prudent investment
                                                         management.
                      ------------------------------------------------------------------------------------------
                      High Yield Portfolio --            Seeks to maximize    Pacific Investment Management
                      Administrative Class Shares        total return,        Company LLC
                                                         consistent with
                                                         preservation of
                                                         capital and prudent
                                                         investment
                                                         management.
                      ------------------------------------------------------------------------------------------
                      Long-Term U.S. Government          Seeks maximum total  Pacific Investment Management
                      Portfolio -- Administrative        return, consistent   Company LLC
                      Class Shares                       with preservation
                                                         of capital and
                                                         prudent investment
                                                         management.
                      ------------------------------------------------------------------------------------------


                    /1/ There can be no assurance that the Goldman Sachs
                        Government Money Market Fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, the yield on the Goldman Sachs Government Money Market Fund may become extremely low and possibly negative./ /

                    /2/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                        Adviser (and Sub-Adviser(s),
                            Subaccount                          Investment Objective           as applicable)
                            ---------------------------------------------------------------------------------------------
                            Low Duration Portfolio --           Seeks maximum total  Pacific Investment Management
                            Administrative Class Shares         return, consistent   Company LLC
                                                                with preservation
                                                                of capital and
                                                                prudent investment
                                                                management.
                            ---------------------------------------------------------------------------------------------
                            Total Return Portfolio --           Seeks maximum total  Pacific Investment Management
                            Administrative Class Shares         return, consistent   Company LLC
                                                                with preservation
                                                                of capital and
                                                                prudent investment
                                                                management.
                            ---------------------------------------------------------------------------------------------
THE PRUDENTIAL SERIES       Jennison Portfolio -- Class II      Seeks long-term      Prudential Investments LLC
FUND                        Shares                              growth of capital.   (subadvised by Jennison Associates
                                                                                     LLC)
                            ---------------------------------------------------------------------------------------------
                            Jennison 20/20 Focus Portfolio --   Seeks long-term      Prudential Investments LLC
                            Class II Shares                     growth of capital.   (subadvised by Jennison Associates
                                                                                     LLC)
                            ---------------------------------------------------------------------------------------------
                            Natural Resources Portfolio --      Seeks long-term      Prudential Investments LLC
                            Class II Shares                     growth of capital.   (subadvised by Allianz Global
                                                                                     Investors U.S. LLC)
                            ---------------------------------------------------------------------------------------------
STATE STREET VARIABLE       Real Estate Securities V.I.S.       Seeks maximum total  SSGA Funds Management, Inc.
INSURANCE SERIES            Fund -- Class 1 Shares              return through       (subadvised by CenterSquare
FUNDS, INC.                                                     current income and   Investment Management, Inc.)
                                                                capital
                                                                appreciation.
                            ---------------------------------------------------------------------------------------------
                            Small-Cap Equity V.I.S. Fund --     Seeks long-term      SSGA Funds Management, Inc.
                            Class 1 Shares                      growth of capital.   (subadvised by Palisade Capital
                                                                                     Management L.L.C., Champlain
                                                                                     Investment Partners, LLC, GlobeFlex
                                                                                     Capital, LP, Kennedy Capital
                                                                                     Management, Inc. and SouthernSun
                                                                                     Asset Management, Inc.)
                            ---------------------------------------------------------------------------------------------
                            Total Return V.I.S. Fund/1/         Seeks the highest    SSGA Funds Management, Inc.
                                                                total return,
                                                                composed of current
                                                                income and capital
                                                                appreciation, as is
                                                                consistent with
                                                                prudent investment
                                                                risk.
                            ---------------------------------------------------------------------------------------------
                            U.S. Equity V.I.S. Fund -- Class 1  Seeks long-term      SSGA Funds Management, Inc.
                            Shares                              growth of capital.
                            ---------------------------------------------------------------------------------------------
WELLS FARGO VARIABLE TRUST  Wells Fargo VT Omega Growth         The fund seeks       Wells Fargo Funds Management,
                            Fund -- Class 2                     long-term capital    LLC (subadvised by Wells Capital
                                                                appreciation.        Management Incorporated)
                            ---------------------------------------------------------------------------------------------

                    /1/ For contracts issued on or after May 1, 2006, only
                        Class 3 Shares of the Total Return V.I.S. Fund are available. If your contract was issued prior to May 1, 2006, Class 1 Shares of the Total Return V.I.S. Fund are available.

The following Portfolios are not available to contracts issued on or after May 1, 2003:

                                                                            Adviser (and Sub-Adviser(s),
                    Subaccount                         Investment Objective        as applicable)
                    --------------------------------------------------------------------------------------
DREYFUS             The Dreyfus Socially Responsible   The fund seeks to    The Dreyfus Corporation
                    Growth Fund, Inc. --               provide capital
                    Initial Shares                     growth, with
                                                       current income as a
                                                       secondary goal.
                    --------------------------------------------------------------------------------------
JANUS ASPEN SERIES  Enterprise Portfolio --            Seeks long-term      Janus Capital Management LLC
                    Service Shares                     growth of capital.
                    --------------------------------------------------------------------------------------
                    Global Research Portfolio --       Seeks long-term      Janus Capital Management LLC
                    Service Shares                     growth of capital.
                    --------------------------------------------------------------------------------------
                    Global Technology Portfolio --     Seeks long-term      Janus Capital Management LLC
                    Service Shares                     growth of capital.
                    --------------------------------------------------------------------------------------
                    Janus Portfolio -- Service Shares  Seeks long-term      Janus Capital Management LLC
                                                       growth of capital.
                    --------------------------------------------------------------------------------------
PIMCO VARIABLE      Foreign Bond Portfolio (U.S.       Seeks maximum total  Pacific Investment Management
INSURANCE TRUST     Dollar Hedged) --                  return, consistent   Company LLC
                    Administrative Class Shares        with preservation
                                                       of capital and
                                                       prudent investment
                                                       management.
                    --------------------------------------------------------------------------------------

The following Portfolio is not available for new premium payments or transfers or for new contracts issued on or after November 15, 2004:

                                                                Adviser (and Sub-Adviser(s),
                    Subaccount             Investment Objective       as applicable)
                    -------------------------------------------------------------------------
JANUS ASPEN SERIES  Overseas Portfolio --  Seeks long-term      Janus Capital Management LLC
                    Service Shares         growth of capital.
                    -------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2006:

                                                                                Adviser (and Sub-Adviser(s),
                      Subaccount                        Investment Objective           as applicable)
                      -------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP Asset ManagerSM Portfolio --  Seeks to obtain      Fidelity Management & Research
INSURANCE PRODUCTS    Service Class 2                   high total return    Company (FMR) (subadvised by
FUND                                                    with reduced risk    Fidelity Investments Money
                                                        over the long term   Management, Inc. (FIMM), FMR
                                                        by allocating its    Co., Inc. (FMRC), Fidelity Research
                                                        assets among         & Analysis Company (FRAC),
                                                        stocks, bonds and    Fidelity Management & Research
                                                        short-term           (U.K.) Inc. (FMR U.K.), Fidelity
                                                        instruments.         International Investment Advisors
                                                                             (FIIA), Fidelity International
                                                                             Investment Advisors (U.K.) Limited
                                                                             (FIIA(U.K.)L), and Fidelity
                                                                             Investments Japan Limited (FIJ))
                      -------------------------------------------------------------------------------------------
GOLDMAN SACHS         Goldman Sachs Mid Cap Value       Seeks long-term      Goldman Sachs Asset Management,
VARIABLE INSURANCE    Fund -- Institutional Shares      capital              L.P.
TRUST                                                   appreciation.
                      -------------------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) New Discovery Series --    The fund's           Massachusetts Financial Services
INSURANCE TRUST       Service Class Shares              investment           Company
                                                        objective is to
                                                        seek capital
                                                        appreciation.
                      -------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after May 1, 2007:

                                                                                 Adviser (and Sub-Adviser(s),
                       Subaccount Investing In          Investment Objective           as applicable)
                       -------------------------------------------------------------------------------------------
AIM VARIABLE           Invesco V.I. American Franchise  To seek capital      Invesco Advisers, Inc.
INSURANCE FUNDS        Fund -- Series II shares         growth.
(INVESCO VARIABLE
INSURANCE FUNDS)
                       -------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Dividend    The fund seeks       Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Strategy Portfolio -- Class II   dividend income,     LLC (subadvised by ClearBridge
                                                        growth of dividend   Investments, LLC; Western Asset
                                                        income and           Management Company manages the
                                                        long-term capital    portion of the fund's cash and short
                                                        appreciation.        term investments allocated to it)
                       -------------------------------------------------------------------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:

                                                                                  Adviser (and Sub-Adviser(s),
                       Subaccount Investing In           Investment Objective           as applicable)
                       --------------------------------------------------------------------------------------------
AIM VARIABLE           Invesco V.I. Value Opportunities  Long-term growth of  Invesco Advisers, Inc.
INSURANCE FUNDS        Fund -- Series II shares          capital.
(INVESCO VARIABLE
INSURANCE FUNDS)
                       --------------------------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.   Seeks long-term      BlackRock Advisors, LLC
SERIES FUNDS, INC.     Fund -- Class III Shares          capital growth.
                       --------------------------------------------------------------------------------------------
LEGG MASON PARTNERS    ClearBridge Variable Aggressive   Seeks capital        Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  Growth Portfolio -- Class II      appreciation.        LLC (subadvised by ClearBridge
                                                                              Investments, LLC; Western Asset
                                                                              Management Company manages the
                                                                              portion of the fund's cash and short
                                                                              term investments allocated to it)
                       --------------------------------------------------------------------------------------------

                                                                                        Adviser (and Sub-Adviser(s),
                              Subaccount Investing In          Investment Objective           as applicable)
                              -------------------------------------------------------------------------------------------
                              ClearBridge Variable Large Cap   Seeks long-term      Legg Mason Partners Fund Advisor,
                              Value Portfolio -- Class I       growth of capital.   LLC (subadvised by ClearBridge
                                                               Current income is a  Investments, LLC; Western Asset
                                                               secondary objective. Management Company manages the
                                                                                    portion of the fund's cash and short
                                                                                    term investments allocated to it)
                              -------------------------------------------------------------------------------------------
MFS(R) VARIABLE               MFS(R) Investors Trust Series -- The fund's           Massachusetts Financial Services
INSURANCE TRUST               Service Class Shares             investment           Company
                                                               objective is to
                                                               seek capital
                                                               appreciation.
                              -------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE          Oppenheimer Discovery Mid Cap    The Fund seeks       OFI Global Asset Management, Inc.
ACCOUNT FUNDS                 Growth Fund/VA -- Service        capital              (subadvised by OppenheimerFunds,
                              Shares                           appreciation.        Inc.)
                              -------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST          NASDAQ -- 100(R) Fund/1/         Seeks to provide     Security Global Investors, LLC
                                                               investment results   known as Guggenheim Investments
                                                               that correspond to
                                                               a benchmark for
                                                               over-the-counter
                                                               securities. The
                                                               portfolio's current
                                                               benchmark is the
                                                               NASDAQ 100
                                                               Index(TM).
                              -------------------------------------------------------------------------------------------
STATE STREET VARIABLE         Income V.I.S. Fund -- Class 1    Seeks maximum        SSGA Funds Management, Inc.
INSURANCE SERIES FUNDS, INC.  Shares                           income consistent
                                                               with prudent
                                                               investment
                                                               management and the
                                                               preservation of
                                                               capital.
                              -------------------------------------------------------------------------------------------
                              Premier Growth Equity V.I.S.     Seeks long-term      SSGA Funds Management, Inc.
                              Fund -- Class 1 Shares           growth of capital
                                                               and future income
                                                               rather than current
                                                               income.
                              -------------------------------------------------------------------------------------------
                              S&P 500(R) Index V.I.S. Fund/2/  Seeks growth of      SSGA Funds Management, Inc.
                                                               capital and
                                                               accumulation of
                                                               income that
                                                               corresponds to the
                                                               investment return
                                                               of the S&P 500(R)
                                                               Composite Stock
                                                               Index.
                              -------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by State Street Global Advisors. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

The following Portfolios are not available to contracts issued on or after January 5, 2009:

                             Subaccount                                                 Adviser (and Sub-Adviser(s),
                             Investing In                Investment Objective                 as applicable)
                             ------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE  Franklin Founding    Seeks capital appreciation, with    Franklin Templeton Services, LLC
INSURANCE PRODUCTS TRUST     Funds Allocation     income as a secondary goal.         (the fund's administrator)
                             VIP Fund -- Class 2  Under normal market conditions,
                             Shares               the fund invests equal portions in
                                                  Class 1 shares of Franklin
                                                  Income VIP Fund; Franklin
                                                  Mutual Shares VIP Fund; and
                                                  Templeton Growth VIP Fund.
                             ------------------------------------------------------------------------------------------
                             Franklin Income VIP  Seeks to maximize income while      Franklin Advisers, Inc.
                             Fund -- Class 2      maintaining prospects for capital
                             Shares               appreciation. The fund normally
                                                  invests in both equity and debt
                                                  securities.
                             ------------------------------------------------------------------------------------------

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                           Richmond, Virginia 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

II. Notice of Update to Asset Allocation Models Effective After the Close of Business on April 21, 2017

The Asset Allocation Models available in your contract will be updated effective after the close of business on April 21, 2017.

The current Asset Allocation Models and the updated Asset Allocation Models are provided in the tables below.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                        Current through April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               Janus Aspen Forty Portfolio -- Service Shares                                    1%      2%
                              ----------------------------------------------------------------------------------------------
                              BlackRock Basic Value V.I. Fund -- Class III Shares                              2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Comstock Fund -- Series II shares                                   2%      4%
                              ----------------------------------------------------------------------------------------------
                              Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       0%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      2%      4%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      1%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 28%     21%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 28%     21%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         3%      2%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                    3%      3%      4%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              5%      7%      8%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Fund -- Series II shares                                   6%      8%     10%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                 9%     12%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     13%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      5%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       2%      4%      4%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      7%      9%     11%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 2%      2%      3%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      1%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      7%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      1%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      1%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      1%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                        Current through April 21, 2017

                     Core Asset Class                                                                     Fixed Income Asset
                      (20% to 80%)                             Specialty Asset Class (0% to 20%)          Class (20% to 60%)
---------------------------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio -- Class B            AB Global Thematic Growth Portfolio --   Fidelity VIP Investment
AB Growth and Income Portfolio -- Class B                    Class B                                  Grade Bond Portfolio --
BlackRock Basic Value V.I. Fund -- Class III Shares         AB International Value Portfolio --       Service Class 2
BlackRock Global Allocation V.I. Fund -- Class III Shares    Class B                                 PIMCO VIT Long-Term U.S.
Fidelity VIP Balanced Portfolio -- Service Class 2          AB Small Cap Growth Portfolio -- Class B  Government Portfolio --
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2     American Century VP Inflation             Administrative
Fidelity VIP Equity-Income Portfolio -- Service Class 2      Protection Fund -- Class II              Class Shares
Fidelity VIP Growth & Income Portfolio -- Service Class 2   BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Franklin Templeton VIP Franklin Mutual Shares VIP            -- Class III Shares                      Portfolio --
 Fund -- Class 2 Shares                                     Columbia Variable Portfolio -- Select     Administrative Class Shares
Franklin Templeton VIP Templeton Growth VIP Fund --          International Equity Fund -- Class 2    PIMCO VIT Total Return
 Class 2 Shares                                             Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Invesco V.I. American Franchise Fund -- Series I shares     Federated High Income Bond Fund II --     Administrative Class Shares
Invesco V.I. Comstock Fund -- Series II shares               Service Shares
Invesco V.I. Core Equity Fund -- Series I shares            Federated Kaufmann Fund II -- Service
Invesco V.I. Equity and Income Fund -- Series II shares      Shares
Invesco V.I. International Growth Fund -- Series II shares  Fidelity VIP Dynamic Capital
Janus Aspen Balanced Portfolio -- Service Shares             Appreciation Portfolio -- Service
MFS(R) Total Return Series -- Service Class Shares           Class 2
Oppenheimer Capital Appreciation Fund/VA --                 Fidelity VIP Growth Portfolio --
 Service Shares                                              Service Class 2
Oppenheimer Conservative Balanced Fund/VA --                Fidelity VIP Growth Opportunities
 Service Shares                                              Portfolio -- Service Class 2
Oppenheimer Global Fund/VA -- Service Shares                Fidelity VIP Mid Cap Portfolio --
Oppenheimer Main Street Fund/VA -- Service Shares            Service Class 2
State Street Core Value Equity V.I.S. Fund --               Fidelity VIP Value Strategies Portfolio
 Class 1 Shares                                              -- Service Class 2
State Street Total Return V.I.S. Fund -- Class 3 Shares     Janus Aspen Forty Portfolio -- Service
State Street U.S. Equity V.I.S. Fund -- Class 1 Shares       Shares
Variable Portfolio -- Loomis Sayles Growth Fund --          MFS(R) Utilities Series -- Service
 Class 1                                                     Class Shares
                                                            Oppenheimer Main Street Small Cap
                                                             Fund(R)/VA -- Service Shares
                                                            PIMCO VIT All Asset Portfolio --
                                                             Advisor Class Shares
                                                            PIMCO VIT High Yield Portfolio --
                                                             Administrative Class Shares
                                                            Prudential Jennison Portfolio --
                                                             Class II Shares
                                                            Prudential Jennison 20/20 Focus
                                                             Portfolio -- Class II Shares
                                                            Prudential Natural Resources Portfolio
                                                             -- Class II Shares
                                                            State Street Real Estate Securities
                                                             V.IS. Fund -- Class 1 Shares
                                                            State Street Small-Cap Equity V.I.S.
                                                             Fund -- Class 1 Shares
                                                            Wells Fargo VT Omega Growth Fund --
                                                             Class 2

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            Effective after the close of business on April 21, 2017

                                                               Portfolios                                   Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth              Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        2%      4%
                              ----------------------------------------------------------------------------------------------
                              Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          1%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value               BlackRock Basic Value V.I. Fund -- Class III Shares                              1%      2%
                              ----------------------------------------------------------------------------------------------
                              Fidelity VIP Equity-Income Portfolio -- Service Class 2                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core                Invesco V.I. Core Equity Fund -- Series I shares                                 3%      6%
                              ----------------------------------------------------------------------------------------------
                              Oppenheimer Main Street Fund/VA -- Service Shares                                3%      7%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Core                  Fidelity VIP Mid Cap Portfolio -- Service Class 2                                2%      4%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core                Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  1%      2%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                 Oppenheimer Global Fund/VA -- Service Shares                                     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth      Invesco V.I. International Growth Fund -- Series II shares                       2%      3%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value       AB International Value Portfolio -- Class B                                      1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources             Prudential Series Natural Resources Portfolio -- Class II Shares                 1%      2%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)      State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                1%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                 PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration               Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 27%     20%
                              ----------------------------------------------------------------------------------------------
                              PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 27%     20%
----------------------------------------------------------------------------------------------------------------------------
Short Duration                PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  4%      3%
----------------------------------------------------------------------------------------------------------------------------
Treasury Inflation-Protected
Securities                    American Century VP Inflation Protection Fund -- Class II                        8%      6%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield           PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    5%      4%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                    Eaton Vance VT Floating-Rate Income Fund                                         5%      4%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                   Model C Model D Model E
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R)/ /Portfolio -- Service Class 2                        5%      7%      9%
-----------------------------------------------------------------------------------------------------
Variable Portfolio Loomis Sayles Growth Fund -- Class 1                          5%      7%      8%
-----------------------------------------------------------------------------------------------------
BlackRock Basic Value V.I. Fund -- Class III Shares                              3%      4%      5%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -- Service Class 2                          3%      4%      5%
-----------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund -- Series I shares                                10%     13%     16%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                               10%     14%     17%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Mid Cap Portfolio -- Service Class 2                                5%      7%      9%
-----------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund(R) /VA -- Service Shares                  3%      4%      5%
-----------------------------------------------------------------------------------------------------
Oppenheimer Global Fund/VA -- Service Shares                                     4%      5%      6%
-----------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund -- Series II shares                       4%      5%      7%
-----------------------------------------------------------------------------------------------------
AB International Value Portfolio -- Class B                                      3%      4%      5%
-----------------------------------------------------------------------------------------------------
Prudential Series Natural Resources Portfolio -- Class II Shares                 3%      4%      5%
-----------------------------------------------------------------------------------------------------
State Street Real Estate Securities V.I.S. Fund -- Class 1 Shares                2%      2%      3%
-----------------------------------------------------------------------------------------------------

                                                                                60%     80%    100%
-----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares     2%      2%      0%
-----------------------------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond Portfolio -- Service Class 2                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                 14%      5%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  2%      2%      0%
-----------------------------------------------------------------------------------------------------

American Century VP Inflation Protection Fund -- Class II                        4%      2%      0%
-----------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                    2%      2%      0%
-----------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                         2%      2%      0%
-----------------------------------------------------------------------------------------------------

                                                                                40%     20%      0%
-----------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

            Effective after the close of business on April 21, 2017


                                                                                  Fixed Income Asset Class (20%
     Core Asset Class (20% to 80%)          Specialty Asset Class (0% to 20%)               to 60%)
---------------------------------------------------------------------------------------------------------------
AB Balanced Wealth Strategy Portfolio    AB Global Thematic Growth Portfolio --   Fidelity VIP Investment
 -- Class B                               Class B                                  Grade Bond Portfolio --
AB Growth and Income Portfolio --        AB International Value Portfolio --       Service Class 2
 Class B                                  Class B                                 PIMCO VIT Long-Term U.S.
BlackRock Basic Value V.I. Fund --       AB Small Cap Growth Portfolio -- Class B  Government Portfolio --
 Class III Shares                        American Century VP Inflation             Administrative
BlackRock Global Allocation V.I. Fund     Protection Fund -- Class II              Class Shares
 -- Class III Shares                     BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Balanced Portfolio --        -- Class III Shares                      Portfolio --
 Service Class 2                         Columbia Variable Portfolio -- Select     Administrative Class Shares
Fidelity VIP Contrafund(R) Portfolio --   International Equity Fund -- Class 2    PIMCO VIT Total Return
 Service Class 2                         Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Fidelity VIP Equity-Income Portfolio --  Federated High Income Bond Fund II --     Administrative Class Shares
 Service Class 2                          Service Shares
Fidelity VIP Growth & Income Portfolio   Federated Kaufmann Fund II -- Service
 -- Service Class 2                       Shares
Franklin Templeton VIP Franklin Mutual   Fidelity VIP Dynamic Capital
 Shares VIP Fund -- Class 2 Shares        Appreciation Portfolio -- Service
Franklin Templeton VIP Templeton Growth   Class 2
 VIP Fund -- Class 2 Shares              Fidelity VIP Growth Portfolio --
Invesco V.I. American Franchise Fund --   Service Class 2
 Series I shares                         Fidelity VIP Growth Opportunities
Invesco V.I. Comstock Fund -- Series II   Portfolio -- Service Class 2
 shares                                  Fidelity VIP Mid Cap Portfolio --
Invesco V.I. Core Equity Fund -- Series   Service Class 2
 I shares                                Fidelity VIP Value Strategies Portfolio
Invesco V.I. Equity and Income Fund --    -- Service Class 2
 Series II shares                        Janus Aspen Forty Portfolio -- Service
Invesco V.I. International Growth Fund    Shares
 -- Series II shares                     MFS(R) Utilities Series -- Service
Janus Aspen Balanced Portfolio --         Class Shares
 Service Shares                          Oppenheimer Main Street Small Cap
MFS(R) Total Return Series -- Service     Fund(R)/VA -- Service Shares
 Class Shares                            PIMCO VIT All Asset Portfolio --
Oppenheimer Capital Appreciation          Advisor Class Shares
 Fund/VA -- Service Shares               PIMCO VIT High Yield Portfolio --
Oppenheimer Conservative Balanced         Administrative Class Shares
 Fund/VA -- Service Shares               Prudential Jennison Portfolio --
Oppenheimer Global Fund/VA -- Service     Class II Shares
 Shares                                  Prudential Jennison 20/20 Focus
Oppenheimer Main Street Fund/VA --        Portfolio -- Class II Shares
 Service Shares                          Prudential Natural Resources Portfolio
State Street Total Return V.I.S. Fund     -- Class II Shares
 -- Class 3 Shares                       State Street Real Estate Securities V I
State Street U.S. Equity V.I.S. Fund --   S. Fund -- Class 1 Shares
 Class 1 Shares                          State Street Small-Cap Equity V I S.
Variable Portfolio -- Loomis Sayles       Fund -- Class 1 Shares
 Growth Fund -- Class 1                  Wells Fargo VT Omega Growth Fund --
                                          Class 2

If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model.

If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution, as discussed below), you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of your contract prospectus discussing the riders), or to one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.

Please note, also, that as a result of the pending liquidation of the State Street Core Value Equity V.I.S. Fund (the "Portfolio"), changes are being made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. In this case, shares of the Portfolio will be unavailable in the Model after April 21, 2017. If we do not receive new allocation instructions from a contract owner invested in the Portfolio under the Model before the affected Portfolio is liquidated, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

If you did not elect Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Rider Options, you may change to a different Asset Allocation Model or reject the change.

If you choose to reject a change in an Asset Allocation Model, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with AssetMark, Inc. ("AssetMark"), your investment adviser for purposes of the Asset Allocation Program, and AssetMark provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by AssetMark with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from AssetMark about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.